CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (73,712)	$ (29,697)	$ (41,734)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	8,549	9,772	11,414
Deferred taxes	138	92	(13,941)
Provision for doubtful accounts receivable and contract assets	297	987	4,655
Stock-based compensation	55,397	3,853	15
Amortization of loan origination fees	4,238	1,798	551
Payment in kind interest expense	8,147	9,029	19,619
Gain on forgiveness of PPP Loan	(2,009)	(4,292)
Change in the estimated fair value of LBF earn-out considerations and warrant liability	(1,259)	(177)	(66)
Changes in operating assets and liabilities
Accounts receivable	(15,870)	(7,895)	11,505
Contract assets	(2,635)	1,454	19,555
Prepaid expenses and other current assets	(17,547)	132	1,011
Operating lease right-of-use assets	(320)
Other non-current assets	(716)	(558)	38
Amounts payable to related parties, current portion	(716)	768
Accounts payable	26,353	4,119	(19,459)
Accrued expenses and other current liabilities	12,333	1,100	2,488
Deferred revenue	(1,658)	(1,910)	687
Operating lease liabilities	300
Other long term liabilities	0	2,333
Net cash used in operating activities	(690)	(9,092)	(3,662)
Cash flows from investing activities
Capital expenditure	(5,415)	(3,270)	(4,061)
Purchase of restricted short term investments	(394)	0	(195)
Sale of restricted short term investments	0	416
Net cash used in investing activities	(5,809)	(2,854)	(37,710)
Cash flows from financing activities
Repayments of long-term debt	(41,210)	(322)	(1,269)
Repayment of short-term debt	(290)	(191)
Proceeds from PPP and other government loans	0	3,789	4,331
Proceeds from issuance of preferred stock	85,000	0
Issuance cost from preferred stock	(1,560)	0
Proceeds from exercise of common stock warrants	1,368	0
Proceeds from business combination and issuance of PIPE shares	78,548		0
Payment of offering costs	(20,053)	0
Payment made on behalf of Mondee Holdings LLC	(5,241)	0
Net cash provided by financing activities	96,562	3,276	61,087
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(341)	(161)	1
Net increase (decrease) in cash, cash equivalents and restricted cash	89,722	(8,831)	19,716
Cash, cash equivalents and restricted cash at beginning of period	15,506	31,525	11,809
Cash and cash equivalents at end of period	105,228	22,694	31,525
Supplemental cash flow information:
Cash paid for interest	140	3,362	$ 316
Non-cash investing and financing activities
Legacy Mondee shares converted to Mondee Holdings Inc.	7	0
Assumption of net liabilities from Business Combination	15,002	0
Unpaid offering costs	12,030	0
Preferred stock dividend accrual	46	0
Issuance of common stock warrants	3,892	0
Conversion of warrant classification	535	0
Settlement of related party loan	(20,336)	0
Common control acquisition	(2,000)	0
Issuance of Mondee Holdings LLC Class G units upon modification of debt	$ 9,750	$ 0